COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	$ 775
2023	722
2024	724
2025	590
2026	605
Thereafter	4,948
Total future minimum lease payments	8,364
Rental and lease expenses	$ 803	$ 408	$ 158